ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued advertising fees	$ 48,445	$ 24,683
VAT and other taxes payable	28,680	19,938
Accrued payroll and staff welfare	6,971	7,726
Accrued sales return	2,348	680
Accrued professional fees	1,153	1,771
Individual income tax withheld	598	577
Credit card processing charges	106	238
Current portion of finance lease liabilities	44	43
Others	2,012	2,163
Total	90,357	57,819
Movements in accrued sales return
Balance at the beginning of the period	680	586
Allowance for sales return accrued in the year	14,950	9,377
Utilization of accrued sales return allowance	(13,282)	(9,283)
Balance at the end of the period	$ 2,348	$ 680